JPMorgan Ultra-Short Income ETF
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 52.5%
Aerospace & Defense — 0.4%
Boeing Co. (The) 4.51%, 5/1/2023	31,519,000	31,804,371
Leidos, Inc. 2.95%, 5/15/2023	46,063,000	45,947,443
		77,751,814
Automobiles — 2.1%
BMW US Capital LLC (Germany)
3.80%, 4/6/2023 (a)	72,574,000	73,226,495
2.25%, 9/15/2023 (a)	18,130,000	18,011,372
(SOFRINDX + 0.53%), 1.31%, 4/1/2024 (a) (b)	22,838,000	22,779,033
Daimler Finance North America LLC (Germany)
2.55%, 8/15/2022 (a)	10,716,000	10,728,718
3.35%, 2/22/2023 (a)	250,000	251,191
0.75%, 3/1/2024 (a)	1,065,000	1,021,304
Hyundai Capital America
2.85%, 11/1/2022 (a) (c)	10,000,000	9,990,886
1.15%, 11/10/2022 (a)	27,058,000	26,853,079
0.80%, 4/3/2023 (a)	42,540,000	41,701,132
5.75%, 4/6/2023 (a)	13,857,000	14,112,290
4.13%, 6/8/2023 (a)	837,000	842,907
1.25%, 9/18/2023 (a)	1,272,000	1,238,625
4.30%, 2/1/2024 (a)	876,000	884,644
0.88%, 6/14/2024 (a)	30,000,000	28,345,873
Kia Corp. (South Korea)
3.00%, 4/25/2023 (a)	8,970,000	8,966,322
1.00%, 4/16/2024 (a)	12,580,000	12,047,866
Volkswagen Group of America Finance LLC (Germany)
2.70%, 9/26/2022 (a)	16,266,000	16,275,217
0.75%, 11/23/2022 (a)	26,136,000	25,909,494
3.13%, 5/12/2023 (a)	55,217,000	55,284,365
4.25%, 11/13/2023 (a)	10,686,000	10,830,473
0.88%, 11/22/2023 (a)	14,938,000	14,435,525
		393,736,811
Banks — 20.8%
ANZ New Zealand Int'l Ltd. (New Zealand) 1.90%, 2/13/2023 (a) (c)	9,790,000	9,745,023
ASB Bank Ltd. (New Zealand)
(ICE LIBOR USD 3 Month + 0.97%), 1.77%, 6/14/2023 (a) (b)	8,887,000	8,935,123
3.75%, 6/14/2023 (a)	13,938,000	14,093,986
Australia & New Zealand Banking Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 0.58%), 1.95%, 11/9/2022 (a) (b)	15,400,000	15,420,066
2.63%, 11/9/2022	16,021,000	16,064,343
2.05%, 11/21/2022	12,527,000	12,524,204
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.88%, 9/18/2023	200,000	193,949
Banco Santander SA (Spain)
(ICE LIBOR USD 3 Month + 1.09%), 2.59%, 2/23/2023 (b)	6,000,000	6,020,809
3.13%, 2/23/2023	65,090,000	65,157,939
(ICE LIBOR USD 3 Month + 1.12%), 2.13%, 4/12/2023 (b)	4,000,000	4,011,665
3.85%, 4/12/2023	65,583,000	65,859,137
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024 (b)	37,000,000	35,915,979

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Bank of America Corp.
3.30%, 1/11/2023	1,907,000	1,920,061
(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023 (b)	2,515,000	2,515,245
4.10%, 7/24/2023	1,101,000	1,123,369
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)	41,219,000	41,208,431
(SOFR + 0.41%), 0.52%, 6/14/2024 (b)	49,982,000	48,548,044
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (b)	2,392,000	2,390,423
(SOFR + 0.69%), 0.98%, 4/22/2025 (b)	42,672,000	40,576,563
(SOFR + 1.11%), 3.84%, 4/25/2025 (b)	75,312,000	75,635,688
Bank of Montreal (Canada)
2.35%, 9/11/2022 (c)	5,511,000	5,517,673
2.05%, 11/1/2022 (c)	5,930,000	5,927,768
(SOFRINDX + 0.68%), 1.46%, 3/10/2023 (b)	44,757,000	44,766,936
(SOFRINDX + 0.27%), 1.05%, 4/14/2023 (b)	90,125,000	89,826,988
0.40%, 9/15/2023 (c)	12,226,000	11,864,612
(SOFRINDX + 0.35%), 1.13%, 12/8/2023 (b)	14,990,000	14,906,837
Bank of Nova Scotia (The) (Canada)
2.45%, 9/19/2022	5,887,000	5,897,989
1.95%, 2/1/2023	16,309,000	16,252,174
1.63%, 5/1/2023	12,270,000	12,163,505
0.80%, 6/15/2023	5,025,000	4,925,502
(SOFR + 0.28%), 1.06%, 6/23/2023 (b)	62,385,000	62,250,583
0.55%, 9/15/2023	166,000	161,231
Banque Federative du Credit Mutuel SA (France)
2.70%, 7/20/2022 (a) (c)	10,055,000	10,067,323
2.13%, 11/21/2022 (a)	10,991,000	10,988,088
3.75%, 7/20/2023 (a)	14,865,000	14,979,646
0.65%, 2/27/2024 (a)	5,485,000	5,242,841
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (b)	29,647,000	28,412,965
BNP Paribas SA (France)
3.50%, 3/1/2023 (a)	182,660,000	183,562,161
3.80%, 1/10/2024 (a)	24,024,000	24,107,224
3.38%, 1/9/2025 (a)	17,041,000	16,845,019
BNZ International Funding Ltd. (New Zealand)
2.65%, 11/3/2022 (a)	4,855,000	4,866,961
3.38%, 3/1/2023 (a)	13,260,000	13,326,398
Canadian Imperial Bank of Commerce (Canada)
2.55%, 6/16/2022 (c)	740,000	740,384
(SOFR + 0.80%), 1.58%, 3/17/2023 (b)	46,199,000	46,256,287
0.45%, 6/22/2023	64,854,000	63,387,595
0.95%, 6/23/2023	41,687,000	40,841,554
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (b)	12,898,000	12,896,674
(SOFRINDX + 0.40%), 1.18%, 12/14/2023 (b)	50,032,000	49,736,561
(SOFR + 0.94%), 1.72%, 4/7/2025 (b) (c)	100,000,000	99,856,271
Capital One NA 2.15%, 9/6/2022	24,273,000	24,277,646
Citigroup, Inc.
3.38%, 3/1/2023	1,007,000	1,012,923

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (b)	2,097,000	2,097,529
(SOFR + 1.67%), 1.68%, 5/15/2024 (b)	500,000	493,457
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (b)	1,937,000	1,956,660
Citizens Bank NA
(ICE LIBOR USD 3 Month + 0.95%), 1.93%, 3/29/2023 (b)	16,770,000	16,818,445
3.70%, 3/29/2023	47,308,000	47,614,930
Commonwealth Bank of Australia (Australia)
2.50%, 9/18/2022 (a)	13,980,000	14,000,658
1.63%, 10/17/2022 (a)	25,290,000	25,258,114
Cooperatieve Rabobank UA (Netherlands)
3.88%, 9/26/2023 (a)	6,745,000	6,807,695
0.38%, 1/12/2024	650,000	622,907
(SOFRINDX + 0.30%), 1.08%, 1/12/2024 (b)	60,834,000	60,548,445
Credit Agricole SA (France) 3.75%, 4/24/2023 (a)	115,120,000	115,789,866
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.80%, 9/15/2022	64,064,000	64,332,334
DNB Bank ASA (Norway) 2.15%, 12/2/2022 (a)	35,121,000	35,093,459
Federation des Caisses Desjardins du Quebec (Canada)
1.95%, 9/26/2022 (a)	25,000,000	24,997,727
0.70%, 5/21/2024 (a) (c)	26,044,000	24,698,700
(SOFR + 0.43%), 1.21%, 5/21/2024 (a) (b)	41,345,000	41,003,414
Fifth Third Bancorp
1.63%, 5/5/2023	18,545,000	18,412,035
3.65%, 1/25/2024	2,742,000	2,761,391
First Republic Bank (SOFR + 0.62%), 1.91%, 2/12/2024 (b)	592,000	586,540
HSBC Holdings plc (United Kingdom)
3.60%, 5/25/2023	12,861,000	12,971,570
(SOFR + 0.53%), 0.73%, 8/17/2024 (b)	58,545,000	56,517,078
(SOFR + 0.71%), 0.98%, 5/24/2025 (b)	59,681,000	56,320,426
Huntington National Bank (The) 2.50%, 8/7/2022	16,029,000	16,039,745
ING Groep NV (Netherlands) 4.10%, 10/2/2023	14,532,000	14,733,635
Intesa Sanpaolo SpA (Italy) 3.13%, 7/14/2022 (a)	91,015,000	91,112,404
KeyBank NA
2.40%, 6/9/2022	965,000	965,215
2.30%, 9/14/2022	5,119,000	5,124,372
1.25%, 3/10/2023	3,444,000	3,403,293
(SOFR + 0.32%), 0.43%, 6/14/2024 (b)	68,003,000	66,296,767
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (b)	15,176,000	15,175,033
4.05%, 8/16/2023	27,349,000	27,672,079
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (b)	3,334,000	3,330,524
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.70%, 5/11/2024 (b)	45,000,000	43,842,275
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.62%, 7/18/2022	24,117,000	24,145,868
2.67%, 7/25/2022	72,439,000	72,563,353
3.46%, 3/2/2023	64,340,000	64,766,903
(ICE LIBOR USD 3 Month + 0.86%), 2.07%, 7/26/2023 (b)	1,594,000	1,600,328
3.76%, 7/26/2023	19,164,000	19,360,429
2.53%, 9/13/2023	1,247,000	1,240,917

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.96%, 10/11/2025 (b)	33,780,000	31,641,895
Mizuho Financial Group, Inc. (Japan)
2.60%, 9/11/2022	17,086,000	17,117,651
3.55%, 3/5/2023	16,442,000	16,538,711
(ICE LIBOR USD 3 Month + 0.84%), 1.88%, 7/16/2023 (b)	9,601,000	9,603,157
(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023 (b)	4,363,000	4,363,763
(ICE LIBOR USD 3 Month + 0.85%), 1.65%, 9/13/2023 (b)	107,214,000	107,322,390
(ICE LIBOR USD 3 Month + 0.63%), 2.15%, 5/25/2024 (b)	10,000,000	9,992,773
(SOFR + 1.25%), 1.24%, 7/10/2024 (b)	15,000,000	14,648,584
(SOFR + 0.87%), 0.85%, 9/8/2024 (b)	39,700,000	38,401,585
(ICE LIBOR USD 3 Month + 1.00%), 3.92%, 9/11/2024 (b)	8,066,000	8,101,247
MUFG Bank Ltd. (Japan) 4.10%, 9/9/2023 (a)	200,000	203,186
MUFG Union Bank NA (SOFR + 0.71%), 1.49%, 12/9/2022 (b)	24,750,000	24,746,183
National Australia Bank Ltd. (Australia)
(ICE LIBOR USD 3 Month + 0.41%), 1.21%, 12/13/2022 (a) (b)	3,563,000	3,567,874
3.00%, 1/20/2023	5,600,000	5,617,790
2.88%, 4/12/2023 (c)	3,345,000	3,357,377
National Bank of Canada (Canada)
2.15%, 10/7/2022 (a) (c)	30,876,000	30,867,184
2.10%, 2/1/2023	68,667,000	68,394,696
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 0.90%, 8/15/2023 (b)	17,036,000	16,969,630
NatWest Group plc (United Kingdom)
3.88%, 9/12/2023	44,025,000	44,282,454
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.36%, 5/22/2024 (b)	133,000	131,602
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (b)	10,045,000	10,067,220
NatWest Markets plc (United Kingdom)
(SOFR + 1.66%), 2.44%, 9/29/2022 (a) (b)	1,500,000	1,503,960
3.63%, 9/29/2022 (a)	25,670,000	25,788,867
2.38%, 5/21/2023 (a)	12,650,000	12,538,122
(SOFR + 0.53%), 1.31%, 8/12/2024 (a) (b)	19,015,000	18,840,383
Nordea Bank Abp (Finland)
1.00%, 6/9/2023 (a) (c)	17,512,000	17,219,488
3.75%, 8/30/2023 (a) (c)	20,954,000	21,122,953
PNC Bank NA 3.50%, 6/8/2023	3,000,000	3,020,918
PNC Financial Services Group, Inc. (The)
2.85%, 11/9/2022 (d)	1,465,000	1,469,477
3.50%, 1/23/2024	9,103,000	9,173,738
Royal Bank of Canada (Canada)
1.95%, 1/17/2023	479,000	477,623
1.60%, 4/17/2023	26,338,000	26,142,632
(SOFRINDX + 0.45%), 1.23%, 10/26/2023 (b)	33,530,000	33,477,922
Santander UK plc (United Kingdom) 2.10%, 1/13/2023	21,152,000	21,064,276
Skandinaviska Enskilda Banken AB (Sweden)
2.20%, 12/12/2022 (a)	10,957,000	10,952,752
0.55%, 9/1/2023 (a)	1,060,000	1,027,553
Societe Generale SA (France)
4.25%, 9/14/2023 (a)	17,560,000	17,711,700
3.88%, 3/28/2024 (a)	15,819,000	15,826,314

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
2.63%, 10/16/2024 (a)	20,595,000	20,054,451
2.63%, 1/22/2025 (a) (c)	5,000,000	4,807,497
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (a) (b)	16,742,000	16,613,865
(SOFR + 1.25%), 2.03%, 10/14/2023 (a) (b)	21,479,000	21,514,518
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (b)	10,000,000	9,543,029
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.88%), 1.21%, 3/23/2025 (a) (b)	12,000,000	11,430,114
(SOFR + 1.74%), 2.52%, 3/30/2026 (a) (b)	58,195,000	58,544,030
Sumitomo Mitsui Banking Corp. (Japan) 3.20%, 7/18/2022	24,653,000	24,695,776
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 10/18/2022	8,447,000	8,477,826
3.10%, 1/17/2023	4,919,000	4,943,297
3.94%, 10/16/2023	10,000,000	10,126,585
Sumitomo Mitsui Trust Bank Ltd. (Japan)
0.80%, 9/12/2023 (a)	20,499,000	19,930,064
(SOFR + 0.44%), 1.22%, 9/16/2024 (a) (b)	33,827,000	33,594,101
Toronto-Dominion Bank (The) (Canada)
1.90%, 12/1/2022 (c)	3,189,000	3,184,669
0.25%, 1/6/2023 (c)	63,084,000	62,367,072
(SOFR + 0.24%), 1.02%, 1/6/2023 (b)	73,141,000	73,025,364
(SOFR + 0.48%), 1.26%, 1/27/2023 (b)	29,380,000	29,379,994
0.30%, 6/2/2023	3,714,000	3,632,522
(SOFR + 0.22%), 1.00%, 6/2/2023 (b)	84,848,000	84,549,352
0.75%, 6/12/2023	48,222,000	47,359,276
0.45%, 9/11/2023	548,000	533,302
Truist Bank (SOFR + 0.20%), 0.98%, 1/17/2024 (b)	66,448,000	65,856,546
Truist Financial Corp. 2.20%, 3/16/2023	2,946,000	2,938,469
Wells Fargo & Co.
3.75%, 1/24/2024	294,000	297,929
(SOFR + 1.60%), 1.65%, 6/2/2024 (b)	24,600,000	24,273,778
(SOFR + 0.51%), 0.80%, 5/19/2025 (b)	19,800,000	18,745,837
(SOFR + 1.32%), 3.91%, 4/25/2026 (b)	49,500,000	49,481,362
Westpac Banking Corp. (Australia)
2.50%, 6/28/2022	8,763,000	8,769,940
2.75%, 1/11/2023 (c)	11,857,000	11,897,563
2.00%, 1/13/2023 (c)	1,140,000	1,138,144
		3,929,804,788
Beverages — 0.5%
Coca-Cola Europacific Partners plc (United Kingdom) 0.50%, 5/5/2023 (a)	54,995,000	53,634,656
Constellation Brands, Inc. 3.60%, 5/9/2024	14,562,000	14,680,129
Heineken NV (Netherlands) 2.75%, 4/1/2023 (a)	15,352,000	15,365,381
Keurig Dr Pepper, Inc. 3.13%, 12/15/2023	7,035,000	7,052,882
Suntory Holdings Ltd. (Japan) 2.55%, 6/28/2022 (a)	2,000,000	2,000,414
		92,733,462
Biotechnology — 1.0%
AbbVie, Inc.
3.25%, 10/1/2022	10,451,000	10,461,448

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Biotechnology — continued
2.90%, 11/6/2022	35,000,000	35,069,885
2.30%, 11/21/2022	96,662,000	96,608,285
Biogen, Inc. 3.63%, 9/15/2022	5,311,000	5,331,755
Gilead Sciences, Inc.
3.25%, 9/1/2022	22,641,000	22,674,490
0.75%, 9/29/2023	9,125,000	8,877,870
		179,023,733
Building Products — 0.0% ^
Carlisle Cos., Inc. 0.55%, 9/1/2023	2,027,000	1,965,461
Capital Markets — 5.1%
Bank of New York Mellon Corp. (The)
1.85%, 1/27/2023	1,210,000	1,207,967
2.95%, 1/29/2023	396,000	397,579
3.50%, 4/28/2023	1,018,000	1,025,206
Charles Schwab Corp. (The)
3.23%, 9/1/2022	300,000	300,901
2.65%, 1/25/2023	3,499,000	3,505,470
(SOFRINDX + 0.50%), 1.28%, 3/18/2024 (b)	1,642,000	1,637,741
Credit Suisse AG (Switzerland)
1.00%, 5/5/2023	8,715,000	8,555,864
Series FXD, 0.52%, 8/9/2023	50,000,000	48,552,943
(SOFRINDX + 0.39%), 1.17%, 2/2/2024 (b)	40,999,000	40,698,110
Goldman Sachs Group, Inc. (The)
0.52%, 3/8/2023	32,717,000	32,209,714
(ICE LIBOR USD 3 Month + 1.05%), 1.63%, 6/5/2023 (b)	9,896,000	9,896,001
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (b)	14,839,000	14,840,283
(ICE LIBOR USD 3 Month + 1.00%), 2.18%, 7/24/2023 (b)	1,343,000	1,341,004
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (b)	40,333,000	40,338,670
Series VAR, (SOFR + 0.54%), 0.63%, 11/17/2023 (b)	33,389,000	32,999,197
(SOFR + 0.57%), 0.67%, 3/8/2024 (b)	77,500,000	75,942,187
Intercontinental Exchange, Inc. 2.35%, 9/15/2022	2,115,000	2,119,069
Macquarie Bank Ltd. (Australia)
2.10%, 10/17/2022 (a)	4,920,000	4,920,194
0.44%, 12/16/2022 (a)	85,955,000	84,999,571
(SOFR + 0.30%), 1.08%, 4/6/2023 (a) (b)	140,000,000	139,275,567
Moody's Corp. 2.63%, 1/15/2023 (c)	1,188,000	1,188,511
Morgan Stanley
3.75%, 2/25/2023	5,500,000	5,549,189
(SOFR + 0.47%), 0.56%, 11/10/2023 (b)	21,754,000	21,528,571
(SOFR + 0.46%), 0.53%, 1/25/2024 (b)	8,363,000	8,221,565
(SOFR + 0.62%), 0.73%, 4/5/2024 (b)	38,073,000	37,289,109
(SOFR + 1.16%), 3.62%, 4/17/2025 (b)	95,300,000	95,392,674
(SOFR + 0.53%), 0.79%, 5/30/2025 (b)	25,000,000	23,594,477
State Street Corp. 3.70%, 11/20/2023	6,479,000	6,592,066
UBS AG (Switzerland)
0.38%, 6/1/2023 (a)	61,462,000	60,020,771
(SOFR + 0.36%), 1.14%, 2/9/2024 (a) (b)	23,894,000	23,789,152

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 0.45%), 1.23%, 8/9/2024 (a) (b)	30,423,000	30,237,998
UBS Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (b)	37,834,000	37,832,487
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 1.01%, 7/30/2024 (a) (b) (c)	36,500,000	35,506,157
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.49%, 5/12/2026 (a) (b)	33,653,000	33,987,334
		965,493,299
Chemicals — 0.4%
Air Liquide Finance SA (France) 2.25%, 9/27/2023 (a)	32,489,000	32,268,107
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023 (a)	4,703,000	4,720,843
DuPont de Nemours, Inc. 4.21%, 11/15/2023	617,000	628,697
International Flavors & Fragrances, Inc. 0.70%, 9/15/2022 (a)	15,000,000	14,923,435
Nutrien Ltd. (Canada) 1.90%, 5/13/2023	22,880,000	22,645,289
Westlake Corp. 0.88%, 8/15/2024 (c)	4,583,000	4,396,454
		79,582,825
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 0.65%, 7/15/2023	16,655,000	16,241,374
Consumer Finance — 3.7%
AerCap Ireland Capital DAC (Ireland)
4.13%, 7/3/2023	20,510,000	20,493,517
1.15%, 10/29/2023	57,979,000	55,683,715
American Express Co.
2.50%, 8/1/2022	8,699,000	8,706,445
2.65%, 12/2/2022	5,685,000	5,699,699
(ICE LIBOR USD 3 Month + 0.65%), 2.20%, 2/27/2023 (b)	834,000	835,517
3.40%, 2/27/2023	5,495,000	5,538,747
3.70%, 8/3/2023	3,130,000	3,168,822
0.75%, 11/3/2023 (c)	514,000	500,523
3.38%, 5/3/2024	13,210,000	13,259,387
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.15%), 1.65%, 2/22/2023 (b) (c)	99,001,000	98,832,357
0.35%, 4/20/2023 (c)	7,431,000	7,289,078
1.95%, 5/10/2023	14,987,000	14,923,779
0.88%, 7/7/2023	9,506,000	9,330,672
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 1.96%, 1/30/2023 (b)	420,000	419,684
2.60%, 5/11/2023	95,472,000	95,493,272
Caterpillar Financial Services Corp.
1.95%, 11/18/2022	7,500,000	7,488,238
2.55%, 11/29/2022	9,656,000	9,687,501
3.45%, 5/15/2023	590,000	596,638
0.65%, 7/7/2023 (c)	16,000,000	15,703,930
3.75%, 11/24/2023	971,000	986,418
General Motors Financial Co., Inc.
(SOFR + 1.20%), 1.98%, 11/17/2023 (b)	23,000,000	22,770,088
1.05%, 3/8/2024	18,436,000	17,667,839
Hyundai Capital Services, Inc. (South Korea) 0.75%, 9/15/2023 (a)	13,658,000	13,179,441

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
John Deere Capital Corp.
2.80%, 1/27/2023	573,000	574,295
(SOFR + 0.12%), 0.90%, 7/10/2023 (b) (c)	57,027,000	56,810,776
Toyota Motor Credit Corp.
0.45%, 7/22/2022	4,299,000	4,292,050
0.35%, 10/14/2022	30,417,000	30,223,921
(SOFR + 0.20%), 0.98%, 2/13/2023 (b)	74,615,000	74,598,712
0.40%, 4/6/2023 (c)	68,327,000	67,077,284
0.45%, 1/11/2024	881,000	849,932
(SOFRINDX + 0.33%), 1.11%, 1/11/2024 (b)	41,950,000	41,757,728
		704,440,005
Diversified Financial Services — 1.6%
AIG Global Funding
2.30%, 7/1/2022 (a)	2,125,000	2,126,649
0.80%, 7/7/2023 (a) (c)	8,310,000	8,135,899
0.40%, 9/13/2023 (a)	39,623,000	38,432,020
(SOFR + 0.38%), 1.16%, 12/15/2023 (a) (b)	48,943,000	48,640,728
Citigroup Global Markets Holdings, Inc. 0.75%, 6/7/2024	33,597,000	31,722,732
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (a)	9,954,000	9,567,715
National Rural Utilities Cooperative Finance Corp.
2.30%, 9/15/2022	2,070,000	2,072,150
Series D, (ICE LIBOR USD 3 Month + 0.07%), 1.48%, 2/16/2023 (b)	65,911,000	65,797,678
(SOFR + 0.40%), 1.18%, 8/7/2023 (b) (c)	11,905,000	11,898,289
NTT Finance Corp. (Japan)
0.37%, 3/3/2023 (a) (c)	40,004,000	39,352,735
0.58%, 3/1/2024 (a)	320,000	306,326
ORIX Corp. (Japan) 2.90%, 7/18/2022	147,000	147,152
Siemens Financieringsmaatschappij NV (Germany)
0.40%, 3/11/2023 (a)	14,889,000	14,661,512
(SOFR + 0.43%), 1.21%, 3/11/2024 (a) (b)	23,914,000	23,896,495
		296,758,080
Diversified Telecommunication Services — 0.2%
AT&T, Inc. (SOFRINDX + 0.64%), 1.42%, 3/25/2024 (b)	24,755,000	24,659,188
Deutsche Telekom International Finance BV (Germany) 2.49%, 9/19/2023 (a)	15,070,000	14,962,325
		39,621,513
Electric Utilities — 1.4%
American Electric Power Co., Inc. Series M, 0.75%, 11/1/2023	9,684,000	9,383,354
Duke Energy Corp. 2.40%, 8/15/2022	41,986,000	42,010,789
Emera US Finance LP (Canada) 0.83%, 6/15/2024	11,121,000	10,470,412
Entergy Corp. 4.00%, 7/15/2022	3,497,000	3,497,309
Entergy Louisiana LLC 0.62%, 11/17/2023	9,363,000	9,022,816
Eversource Energy
2.80%, 5/1/2023	14,173,000	14,143,226
Series T, (SOFRINDX + 0.25%), 1.03%, 8/15/2023 (b)	22,322,000	22,265,161
Series N, 3.80%, 12/1/2023	174,000	175,430
Florida Power & Light Co. (SOFRINDX + 0.38%), 1.16%, 1/12/2024 (b) (c)	49,271,000	48,903,275

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
ITC Holdings Corp. 2.70%, 11/15/2022	18,617,000	18,630,334
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.27%), 1.77%, 2/22/2023 (b)	29,947,000	29,865,240
0.65%, 3/1/2023 (c)	30,294,000	29,820,887
(SOFRINDX + 0.54%), 1.32%, 3/1/2023 (b)	2,905,000	2,899,373
(SOFRINDX + 0.40%), 1.18%, 11/3/2023 (b)	5,000,000	4,967,744
Virginia Electric and Power Co. Series C, 2.75%, 3/15/2023	11,008,000	11,030,827
		257,086,177
Electrical Equipment — 0.0% ^
Eaton Corp. 2.75%, 11/2/2022	4,062,000	4,072,549
Electronic Equipment, Instruments & Components — 0.3%
TD SYNNEX Corp. 1.25%, 8/9/2024 (a)	24,822,000	23,336,179
Teledyne Technologies, Inc. 0.65%, 4/1/2023	39,910,000	39,057,337
		62,393,516
Energy Equipment & Services — 0.0% ^
Schlumberger Finance Canada Ltd. 2.65%, 11/20/2022 (a)	3,623,000	3,626,643
Entertainment — 0.3%
Take-Two Interactive Software, Inc. 3.30%, 3/28/2024	20,386,000	20,358,448
TWDC Enterprises 18 Corp. 2.35%, 12/1/2022	5,400,000	5,412,895
Walt Disney Co. (The)
1.65%, 9/1/2022	19,999,000	19,978,966
3.00%, 9/15/2022	5,500,000	5,518,146
		51,268,455
Food & Staples Retailing — 0.5%
7-Eleven, Inc. 0.63%, 2/10/2023 (a)	67,817,000	66,874,020
Kroger Co. (The)
2.80%, 8/1/2022	11,902,000	11,913,336
3.85%, 8/1/2023	4,554,000	4,604,896
		83,392,252
Food Products — 0.3%
Bunge Ltd. Finance Corp. 3.00%, 9/25/2022	10,841,000	10,867,115
Conagra Brands, Inc. 0.50%, 8/11/2023	23,177,000	22,505,344
Kellogg Co. 2.65%, 12/1/2023	3,269,000	3,257,396
Mondelez International Holdings Netherlands BV 2.13%, 9/19/2022 (a)	20,385,000	20,355,824
		56,985,679
Gas Utilities — 1.7%
Atmos Energy Corp.
0.63%, 3/9/2023 (c)	55,468,000	54,774,298
(ICE LIBOR USD 3 Month + 0.38%), 1.02%, 3/9/2023 (b)	87,431,000	87,376,241
CenterPoint Energy Resources Corp.
0.70%, 3/2/2023	25,649,000	25,257,799
(ICE LIBOR USD 3 Month + 0.50%), 1.00%, 3/2/2023 (b)	16,053,000	16,011,193
ONE Gas, Inc.
0.85%, 3/11/2023	98,719,000	97,249,903

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Gas Utilities — continued
(ICE LIBOR USD 3 Month + 0.61%), 1.36%, 3/11/2023 (b)	30,397,000	30,328,392
Southern Natural Gas Co. LLC 0.63%, 4/28/2023 (a)	4,600,000	4,569,695
		315,567,521
Health Care Equipment & Supplies — 0.0% ^
DH Europe Finance II SARL 2.05%, 11/15/2022	1,000,000	999,510
Health Care Providers & Services — 1.0%
Aetna, Inc.
2.75%, 11/15/2022	31,826,000	31,873,353
2.80%, 6/15/2023	9,649,000	9,666,596
AmerisourceBergen Corp. 0.74%, 3/15/2023	44,754,000	44,132,077
Anthem, Inc.
2.95%, 12/1/2022	6,928,000	6,942,776
3.30%, 1/15/2023	6,166,000	6,201,262
Cigna Corp. (ICE LIBOR USD 3 Month + 0.89%), 1.93%, 7/15/2023 (b)	14,963,000	15,024,988
CVS Health Corp. 2.75%, 12/1/2022	14,896,000	14,924,096
Humana, Inc.
3.15%, 12/1/2022	15,124,000	15,188,538
2.90%, 12/15/2022	21,770,000	21,821,724
0.65%, 8/3/2023 (c)	16,792,000	16,346,020
Laboratory Corp. of America Holdings 4.00%, 11/1/2023	1,900,000	1,923,610
UnitedHealth Group, Inc. 3.35%, 7/15/2022	2,251,000	2,256,358
		186,301,398
Hotels, Restaurants & Leisure — 0.1%
Booking Holdings, Inc. 2.75%, 3/15/2023 (c)	985,000	987,401
Starbucks Corp. 2.70%, 6/15/2022	25,000,000	25,010,730
		25,998,131
Household Products — 0.0% ^
Church & Dwight Co., Inc. 2.45%, 8/1/2022	5,800,000	5,803,396
Industrial Conglomerates — 0.1%
3M Co.
1.75%, 2/14/2023	205,000	203,722
2.25%, 3/15/2023	5,202,000	5,186,874
Honeywell International, Inc.
2.15%, 8/8/2022	3,051,000	3,053,865
0.48%, 8/19/2022	4,401,000	4,390,848
		12,835,309
Insurance — 3.6%
Allstate Corp. (The) 3.15%, 6/15/2023	1,230,000	1,236,599
Athene Global Funding
(ICE LIBOR USD 3 Month + 1.23%), 2.19%, 7/1/2022 (a) (b)	1,945,000	1,945,672
3.00%, 7/1/2022 (a)	3,945,000	3,950,377
1.20%, 10/13/2023 (a)	32,955,000	31,955,589
0.95%, 1/8/2024 (a)	9,598,000	9,175,960
1.00%, 4/16/2024 (a)	21,061,000	20,000,209
(SOFRINDX + 0.70%), 1.48%, 5/24/2024 (a) (b)	43,521,000	42,254,205

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Brighthouse Financial Global Funding
0.60%, 6/28/2023 (a)	11,451,000	11,160,196
1.20%, 12/15/2023 (a)	40,019,000	38,845,326
1.00%, 4/12/2024 (a)	7,007,000	6,694,502
Equitable Financial Life Global Funding
0.50%, 4/6/2023 (a)	247,000	242,315
(SOFR + 0.39%), 1.17%, 4/6/2023 (a) (b)	63,649,000	63,534,728
Guardian Life Global Funding 3.40%, 4/25/2023 (a)	500,000	502,969
Jackson National Life Global Funding
2.50%, 6/27/2022 (a)	2,091,000	2,092,065
2.38%, 9/15/2022 (a)	900,000	900,574
(SOFR + 0.60%), 1.38%, 1/6/2023 (a) (b)	22,504,000	22,504,223
3.25%, 1/30/2024 (a)	21,256,000	21,213,705
Marsh & McLennan Cos., Inc. 3.30%, 3/14/2023	9,648,000	9,695,853
MassMutual Global Funding II
(SOFR + 0.22%), 1.00%, 6/2/2023 (a) (b)	80,062,000	79,892,330
0.85%, 6/9/2023 (a)	39,446,000	38,650,274
Met Tower Global Funding 0.55%, 7/13/2022 (a)	35,928,000	35,874,827
Metropolitan Life Global Funding I
3.00%, 1/10/2023 (a)	243,000	243,789
0.90%, 6/8/2023 (a) (c)	12,598,000	12,372,191
New York Life Global Funding
2.30%, 6/10/2022 (a)	1,650,000	1,650,376
1.10%, 5/5/2023 (a)	8,899,000	8,771,596
Principal Life Global Funding II
1.25%, 5/11/2023 (a) (c)	75,151,000	74,246,112
0.50%, 1/8/2024 (a)	1,046,000	1,002,545
Protective Life Global Funding
0.33%, 12/9/2022 (a)	62,913,000	62,298,167
1.08%, 6/9/2023 (a)	8,062,000	7,922,223
Reliance Standard Life Global Funding II
2.63%, 7/22/2022 (a)	9,073,000	9,081,223
2.15%, 1/21/2023 (a)	9,976,000	9,932,972
3.85%, 9/19/2023 (a)	4,360,000	4,400,798
2.50%, 10/30/2024 (a)	2,780,000	2,709,051
Swiss Re Treasury U.S. Corp. (Switzerland) 2.88%, 12/6/2022 (a)	35,796,000	35,883,398
		672,836,939
IT Services — 0.0% ^
Fidelity National Information Services, Inc. 0.60%, 3/1/2024	316,000	302,019
International Business Machines Corp.
1.88%, 8/1/2022	1,775,000	1,775,629
2.88%, 11/9/2022	2,215,000	2,224,304
		4,301,952
Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc. (SOFRINDX + 0.35%), 1.13%, 4/18/2023 (b)	143,174,000	142,885,746
Machinery — 0.3%
Daimler Trucks Finance North America LLC (Germany) (SOFR + 1.00%), 1.78%, 4/5/2024 (a) (b)	58,479,000	58,595,958

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — 0.0% ^
Fox Corp. 4.03%, 1/25/2024	2,511,000	2,547,563
Metals & Mining — 0.4%
Glencore Finance Canada Ltd. (Australia) 4.25%, 10/25/2022 (a) (d)	33,060,000	33,205,411
Glencore Funding LLC (Australia)
3.00%, 10/27/2022 (a)	1,490,000	1,489,110
4.13%, 5/30/2023 (a)	28,801,000	29,058,481
		63,753,002
Multi-Utilities — 0.6%
Berkshire Hathaway Energy Co. 3.75%, 11/15/2023	2,000,000	2,022,792
CenterPoint Energy, Inc. (SOFRINDX + 0.65%), 1.43%, 5/13/2024 (b)	35,739,000	35,279,445
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	329,000	318,173
Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 1.36%, 9/15/2023 (b)	31,071,000	31,071,188
DTE Energy Co.
Series H, 0.55%, 11/1/2022	20,525,000	20,356,427
2.25%, 11/1/2022	1,600,000	1,598,148
Engie SA (France) 2.88%, 10/10/2022 (a)	3,700,000	3,701,741
WEC Energy Group, Inc. 0.55%, 9/15/2023	15,845,000	15,399,612
		109,747,526
Oil, Gas & Consumable Fuels — 1.6%
APA Infrastructure Ltd. (Australia) 4.20%, 3/23/2025 (a)	12,446,000	12,487,223
BP Capital Markets America, Inc. 3.79%, 2/6/2024	100,000	101,455
BP Capital Markets plc (United Kingdom) 2.50%, 11/6/2022	9,228,000	9,233,153
Enbridge, Inc. (Canada) (SOFR + 0.40%), 1.18%, 2/17/2023 (b)	22,769,000	22,719,819
Enterprise Products Operating LLC 3.35%, 3/15/2023	85,829,000	86,167,352
EOG Resources, Inc. 2.63%, 3/15/2023 (c)	18,698,000	18,689,870
Equinor ASA (Norway) 2.45%, 1/17/2023	1,130,000	1,130,062
Exxon Mobil Corp.
1.90%, 8/16/2022	10,747,000	10,750,421
1.57%, 4/15/2023 (c)	48,100,000	47,911,559
Saudi Arabian Oil Co. (Saudi Arabia) 1.25%, 11/24/2023 (a)	8,000,000	7,760,000
Suncor Energy, Inc. (Canada) 2.80%, 5/15/2023 (c)	11,248,000	11,233,225
TransCanada PipeLines Ltd. (Canada)
2.50%, 8/1/2022	54,058,000	54,066,664
3.75%, 10/16/2023	25,013,000	25,208,563
		307,459,366
Pharmaceuticals — 0.9%
AstraZeneca plc (United Kingdom) 0.30%, 5/26/2023 (c)	105,787,000	103,842,331
Bristol-Myers Squibb Co.
3.25%, 8/15/2022	1,773,000	1,779,160
3.55%, 8/15/2022	503,000	504,875
3.25%, 2/20/2023	410,000	414,510
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	130,000	129,560
Takeda Pharmaceutical Co. Ltd. (Japan) 4.40%, 11/26/2023	1,125,000	1,144,682
Viatris, Inc. 1.13%, 6/22/2022	17,844,000	17,839,701
Zoetis, Inc. 3.25%, 2/1/2023	48,982,000	49,131,739
		174,786,558

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Road & Rail — 1.0%
Burlington Northern Santa Fe LLC 3.00%, 3/15/2023	3,856,000	3,872,737
ERAC USA Finance LLC 3.30%, 10/15/2022 (a)	32,027,000	32,154,044
JB Hunt Transport Services, Inc. 3.30%, 8/15/2022	15,483,000	15,514,125
Penske Truck Leasing Co. LP
4.88%, 7/11/2022 (a)	45,535,000	45,665,779
4.25%, 1/17/2023 (a)	677,000	682,348
2.70%, 3/14/2023 (a)	37,371,000	37,276,338
4.13%, 8/1/2023 (a)	4,071,000	4,112,475
Ryder System, Inc. 2.88%, 6/1/2022	6,291,000	6,291,000
SMBC Aviation Capital Finance DAC (Ireland) 3.00%, 7/15/2022 (a)	1,500,000	1,500,075
Triton Container International Ltd. (Bermuda) 0.80%, 8/1/2023 (a)	22,739,000	22,014,194
Union Pacific Corp.
2.75%, 4/15/2023	6,395,000	6,405,104
3.50%, 6/8/2023	1,540,000	1,552,346
		177,040,565
Semiconductors & Semiconductor Equipment — 0.2%
NVIDIA Corp. 0.31%, 6/15/2023	39,037,000	38,256,519
Software — 0.5%
Oracle Corp.
2.50%, 10/15/2022	23,711,000	23,695,665
2.63%, 2/15/2023	39,961,000	39,925,573
2.40%, 9/15/2023	3,827,000	3,794,979
Roper Technologies, Inc. 0.45%, 8/15/2022	5,216,000	5,200,070
VMware, Inc. 0.60%, 8/15/2023	25,574,000	24,806,700
		97,422,987
Specialty Retail — 0.0% ^
AutoZone, Inc. 2.88%, 1/15/2023	5,100,000	5,108,193
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 1.70%, 9/11/2022 (c)	21,091,000	21,097,630
Thrifts & Mortgage Finance — 0.4%
BPCE SA (France)
2.75%, 1/11/2023 (a)	5,000,000	4,997,965
4.00%, 9/12/2023 (a)	18,866,000	18,965,990
Nationwide Building Society (United Kingdom) 2.00%, 1/27/2023 (a)	56,360,000	56,132,386
		80,096,341
Tobacco — 0.4%
Altria Group, Inc. 2.95%, 5/2/2023 (c)	195,000	194,460
BAT Capital Corp. (United Kingdom)
(ICE LIBOR USD 3 Month + 0.88%), 2.29%, 8/15/2022 (b)	17,502,000	17,507,102
2.76%, 8/15/2022	2,810,000	2,812,909
Philip Morris International, Inc.
2.38%, 8/17/2022	11,000,000	11,008,142
2.50%, 8/22/2022	160,000	160,327

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Tobacco — continued
2.50%, 11/2/2022	2,620,000	2,623,974
Reynolds American, Inc. (United Kingdom) 4.85%, 9/15/2023	45,368,000	46,377,947
		80,684,861
Trading Companies & Distributors — 0.1%
Air Lease Corp. (ICE LIBOR USD 3 Month + 0.35%), 1.18%, 12/15/2022 (b)	13,922,000	13,913,728
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.90%, 3/22/2023 (a)	650,000	653,871
Wireless Telecommunication Services — 0.0% ^
Vodafone Group plc (United Kingdom) 2.50%, 9/26/2022	150,000	150,213
Total Corporate Bonds (Cost $10,011,356,757)		9,894,823,219
Asset-Backed Securities — 10.8%
522 Funding CLO Ltd. (Cayman Islands) Series 2019-4A, Class AR, 2.14%, 4/20/2030 (a) (e)	50,000,000	49,434,950
Aimco CLO Ltd. (Cayman Islands)
Series 2020-12A, Class XR, 1.70%, 1/17/2032 ‡ (e)	3,800,000	3,799,791
Series 2020-12A, Class AR, 2.02%, 1/17/2032 (a) (e)	23,689,000	23,175,754
AIMCO CLO Ltd. (Cayman Islands) Series 2019-10A, Class AR, 2.20%, 7/22/2032 (a) (e)	5,000,000	4,915,870
Anchorage Capital CLO Ltd. (Cayman Islands)
Series 2016-9A, Class XR, 1.99%, 7/15/2032 ‡ (e)	1,125,000	1,122,776
Series 2016-9A, Class AR2, 2.18%, 7/15/2032 (a) (e)	12,000,000	11,748,000
Apidos CLO (Cayman Islands)
Series 2016-24A, Class A1AL, 2.01%, 10/20/2030 (a) (e)	35,000,000	34,342,490
Series 2019-31A, Class A1R, 2.14%, 4/15/2031 (a) (e)	28,565,000	28,070,254
Ares CLO Ltd. (Cayman Islands) Series 2013-2A, Class XR2, 2.19%, 10/28/2034 (a) (e)	4,500,000	4,490,136
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 2.22%, 4/22/2031 (a) (e)	14,675,000	14,386,944
Atlas Senior Loan Fund Ltd. (Cayman Islands) Series 2021-18A, Class X, 1.09%, 1/18/2035 ‡ (e)	2,000,000	1,995,898
Bain Capital Credit CLO (Cayman Islands) Series 2019-1A, Class X, 1.87%, 4/19/2034 (a) (e)	4,800,000	4,789,714
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 2.07%, 10/20/2031 (a) (e)	20,955,000	20,667,791
Series 2019-1A, Class A1R, 2.07%, 7/15/2032 (a) (e)	42,764,000	41,774,869
Barings CLO Ltd. (Cayman Islands) Series 2013-IA, Class AR, 1.86%, 1/20/2028 (a) (e)	30,144,435	29,808,204
Benefit Street Partners CLO Ltd. (Cayman Islands)
Series 2013-IIA, Class A1R2, 1.91%, 7/15/2029 (a) (e)	26,817,317	26,509,240
Series 2013-IIIA, Class A1R2, 2.06%, 7/20/2029 (a) (e)	35,595,296	35,169,006
Series 2016-10A, Class X, 1.66%, 4/20/2034 (a) (e)	693,750	692,399
Series 2015-6BR, Class X, 1.76%, 7/20/2034 (a) (e)	2,100,000	2,095,947
BMW Vehicle Lease Trust Series 2021-2, Class A2, 0.19%, 11/27/2023	45,208,040	44,995,698
BSPRT Issuer Ltd. (Cayman Islands) Series 2021-FL7, Class A, 2.19%, 12/15/2038 (a) (e)	19,132,500	18,610,814
Buckhorn Park CLO Ltd. (Cayman Islands) Series 2019-1A, Class XR, 1.69%, 7/18/2034 (a) (e)	3,749,999	3,741,333
Capital One Prime Auto Receivables Trust Series 2020-1, Class A3, 1.60%, 11/15/2024	8,997,988	8,968,328
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2015-1A, Class AR3, 2.04%, 7/20/2031 (a) (e)	7,900,000	7,772,755
Series 2015-5A, Class A1RR, 2.14%, 1/20/2032 (a) (e)	7,485,000	7,354,634
CarMax Auto Owner Trust
Series 2020-4, Class A2, 0.31%, 1/16/2024	2,416,412	2,414,761
Series 2018-3, Class A4, 3.27%, 3/15/2024	10,139,632	10,165,190

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-2, Class A2A, 0.27%, 6/17/2024	12,350,953	12,303,839
Series 2021-4, Class A2A, 0.24%, 11/15/2024	35,031,042	34,723,743
Series 2022-2, Class A2A, 2.81%, 5/15/2025	20,534,000	20,515,593
Carvana Auto Receivables Trust
Series 2021-P3, Class A2, 0.38%, 1/10/2025	40,594,503	40,194,870
Series 2021-P4, Class A2, 0.82%, 4/10/2025	21,506,727	21,339,820
Series 2022-P1, Class A2, 2.57%, 5/12/2025	75,844,000	75,484,295
CBAM Ltd. (Cayman Islands) Series 2017-2A, Class XR, 1.74%, 7/17/2034 (a) (e)	3,125,000	3,124,984
CIFC Funding Ltd. (Cayman Islands)
Series 2017-1A, Class AR, 2.11%, 4/23/2029 (a) (e)	1,915,520	1,892,566
Series 2017-5A, Class A1, 2.22%, 11/16/2030 (a) (e)	26,090,000	25,726,801
Cloud Pass-Through Trust Series 2019-1A, Class CLOU, 3.55%, 12/5/2022 (a) (e)	181,453	181,267
Dell Equipment Finance Trust Series 2021-2, Class A2, 0.33%, 12/22/2026 (a)	31,864,493	31,498,249
Drive Auto Receivables Trust Series 2021-2, Class A2, 0.36%, 5/15/2024	11,332,170	11,315,382
Dryden Senior Loan Fund (Cayman Islands)
Series 2017-47A, Class A1R, 2.02%, 4/15/2028 (a) (e)	29,475,810	29,180,728
Series 2014-36A, Class AR3, 2.06%, 4/15/2029 (a) (e)	43,488,913	43,005,882
Elmwood CLO Ltd. (Cayman Islands) Series 2021-3A, Class A, 2.10%, 10/20/2034 (a) (e)	30,000,000	29,376,000
Exeter Automobile Receivables Trust
Series 2021-2A, Class A3, 0.30%, 10/15/2024	5,889,458	5,877,031
Series 2021-3A, Class A3, 0.35%, 2/18/2025	24,389,015	24,290,439
Ford Credit Auto Owner Trust Series 2020-C, Class A2, 0.25%, 9/15/2023	4,048,998	4,043,879
Galaxy CLO Ltd. (Cayman Islands)
Series 2013-15A, Class ARR, 2.01%, 10/15/2030 (a) (e)	28,160,000	27,658,752
Series 2016-22A, Class XRR, 1.94%, 4/16/2034 (a) (e)	3,368,421	3,361,209
GM Financial Automobile Leasing Trust Series 2022-2, Class A2, 2.93%, 10/21/2024	72,390,000	72,257,678
GM Financial Consumer Automobile Receivables Trust Series 2022-1, Class A2, 0.76%, 2/18/2025	28,669,000	28,469,937
Goldentree Loan Management US CLO Ltd. (Cayman Islands)
Series 2020-7A, Class XR, 1.56%, 4/20/2034 (a) (e)	2,500,000	2,499,990
Series 2022-12A, Class X, 2.04%, 4/20/2034 ‡ (e)	4,800,000	4,799,196
Harriman Park CLO Ltd. (Cayman Islands) Series 2020-1A, Class XR, 1.66%, 4/20/2034 (a) (e)	3,333,332	3,325,819
Hyundai Auto Receivables Trust Series 2020-C, Class A2, 0.26%, 9/15/2023	2,784,677	2,783,493
ICG US CLO Ltd. (Cayman Islands) Series 2016-1A, Class XRR, 2.14%, 4/29/2034 (a) (e)	3,157,896	3,151,185
KKR CLO Ltd. (Cayman Islands)
Series 13, Class A1R, 1.84%, 1/16/2028 (a) (e)	4,037,920	4,011,225
Series 28A, Class A, 1.97%, 3/15/2031 (a) (e)	13,479,544	13,274,466
Series 32A, Class A1, 2.36%, 1/15/2032 (a) (e)	18,000,000	17,763,084
Series 24, Class A1R, 2.14%, 4/20/2032 (a) (e)	20,000,000	19,662,020
Series 16, Class X, 1.81%, 10/20/2034 (a) (e)	5,250,000	5,239,993
LCM LP (Cayman Islands)
Series 20A, Class AR, 2.10%, 10/20/2027 (a) (e)	9,348,687	9,276,534
Series 14A, Class AR, 2.10%, 7/20/2031 (a) (e)	20,980,000	20,591,891
LCM Ltd. (Cayman Islands)
Series 24A, Class AR, 2.04%, 3/20/2030 (a) (e)	43,099,000	42,347,828
Series 25A, Class AR, 1.95%, 7/20/2030 (a) (e)	30,000,000	29,616,690
Series 29A, Class AR, 2.11%, 4/15/2031 (a) (e)	20,000,000	19,637,360
LMREC LLC Series 2021-CRE4, Class A, 2.02%, 4/22/2037 (a) (e)	28,354,645	27,503,546
Longfellow Place CLO Ltd. (Cayman Islands) Series 2013-1A, Class AR3, 2.04%, 4/15/2029 (a) (e)	10,775,924	10,693,262
Madison Park Funding Ltd. (Cayman Islands) Series 2019-36A, Class X, 1.90%, 4/15/2035 ‡ (e)	2,000,000	1,999,781

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Magnetite Ltd. (Cayman Islands)
Series 2012-7A, Class A1R2, 1.84%, 1/15/2028 (a) (e)	28,556,633	28,187,167
Series 2015-16A, Class AR, 1.84%, 1/18/2028 (a) (e)	9,673,004	9,572,502
Series 2016-18A, Class AR2, 2.29%, 11/15/2028 (a) (e)	11,535,974	11,396,908
Series 2014-8A, Class AR2, 2.02%, 4/15/2031 (a) (e)	1,994,000	1,971,446
Series 2016-17A, Class AR, 2.16%, 7/20/2031 (a) (e)	4,000,000	3,931,080
Series 2020-25A, Class A, 2.38%, 1/25/2032 (a) (e)	20,250,000	19,964,536
Series 2017-19A, Class X, 1.74%, 4/17/2034 (a) (e)	4,375,000	4,374,978
Marathon CLO Ltd. (Cayman Islands) Series 2019-1A, Class AANR, 2.36%, 4/15/2032 (a) (e)	35,000,000	34,451,865
Marlette Funding Trust
Series 2021-2A, Class A, 0.51%, 9/15/2031 (a)	4,315,455	4,279,080
Series 2022-1A, Class A, 1.36%, 4/15/2032 (a)	4,283,347	4,229,560
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 1.96%, 10/15/2029 (a) (e)	24,276,666	23,926,645
Neuberger Berman CLO Ltd. (Cayman Islands)
Series 2013-14A, Class AR2, 2.27%, 1/28/2030 (a) (e)	15,888,804	15,722,162
Series 2017-16SA, Class XR, 1.84%, 4/15/2034 (a) (e)	5,000,000	4,999,975
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2017-26A, Class AR, 1.96%, 10/18/2030 (a) (e)	38,286,000	37,745,861
Series 2020-37A, Class AR, 2.03%, 7/20/2031 (a) (e)	26,036,000	25,581,047
Newark BSL CLO 2 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 2.15%, 7/25/2030 (a) (e)	30,619,000	30,186,170
Newark BSL CLO Ltd. (Cayman Islands) Series 2016-1A, Class A1R, 2.32%, 12/21/2029 (a) (e)	32,423,188	32,194,669
OCP CLO Ltd. (Cayman Islands)
Series 2020-8RA, Class A1, 2.26%, 1/17/2032 (a) (e)	35,000,000	34,486,410
Series 2019-17A, Class A1R, 2.10%, 7/20/2032 (a) (e)	25,500,000	24,873,261
Series 2015-9A, Class X, 1.16%, 1/15/2033 ‡ (e)	4,000,000	3,999,748
Series 2020-19A, Class XR, 1.76%, 10/20/2034 (a) (e)	781,250	781,148
Octagon Investment Partners 30 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 2.06%, 3/17/2030 (a) (e)	35,000,000	34,502,405
OHA Credit Funding 7 Ltd. (Cayman Islands) Series 2020-7A, Class XR, 1.55%, 2/24/2037 ‡ (e)	1,093,750	1,093,746
OHA Credit Partners Ltd. (Cayman Islands) Series 2016-13A, Class XR, 1.95%, 10/25/2034 (a) (e)	1,750,000	1,749,989
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2019-4A, Class A1, 2.08%, 10/24/2027 (a) (e)	9,805,948	9,730,099
Series 2020-1A, Class A1, 2.28%, 2/20/2028 (a) (e)	6,908,297	6,859,849
Series 2020-4A, Class A1, 2.52%, 11/25/2028 (a) (e)	33,873,611	33,630,331
Series 2021-1A, Class A1, 1.96%, 4/20/2029 (a) (e)	32,401,817	32,037,329
Series 2021-2A, Class A1, 2.28%, 5/20/2029 (a) (e)	29,355,304	28,995,202
Series 2021-3A, Class A1, 1.86%, 7/20/2029 (a) (e)	23,559,452	23,226,369
Series 2021-4A, Class A1, 1.84%, 10/15/2029 (a) (e)	41,596,628	41,014,151
Series 2022-1A, Class A1, 1.28%, 4/15/2030 (a) (e)	30,000,000	29,656,080
Santander Drive Auto Receivables Trust Series 2021-2, Class A3, 0.34%, 2/18/2025	11,159,745	11,129,974
Sculptor CLO Ltd. (Cayman Islands) Series 27A, Class X, 2.11%, 7/20/2034 (a) (e)	4,000,000	3,999,968
Sound Point CLO Ltd. (Cayman Islands)
Series 2013-1A, Class A1R, 2.28%, 1/26/2031 (a) (e)	2,430,000	2,397,161
Series 2019-1A, Class AR, 2.14%, 1/20/2032 (a) (e)	14,268,000	13,957,856
Southwick Park CLO LLC (Cayman Islands) Series 2019-4A, Class A1R, 2.12%, 7/20/2032 (a) (e)	15,000,000	14,681,490
Symphony CLO Ltd. (Cayman Islands)
Series 2014-14A, Class AR, 1.99%, 7/14/2026 (a) (e)	5,828,879	5,789,383
Series 2018-20A, Class X, 2.04%, 1/16/2032 (a) (e)	875,000	875,000
Series 2020-24A, Class A, 2.38%, 1/23/2032 (a) (e)	28,550,000	28,064,793
Symphony Static CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 2.01%, 10/25/2029 (a) (e)	29,886,138	29,570,272

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2017-1A, Class AR, 1.97%, 7/15/2030 (a) (e)	20,000,000	19,703,160
Tesla Auto Lease Trust Series 2020-A, Class A3, 0.68%, 12/20/2023 (a)	4,738,117	4,690,589
Venture CLO Ltd. (Cayman Islands)
Series 2016-25A, Class ARR, 2.08%, 4/20/2029 (a) (e)	1,502,490	1,491,226
Series 2018-33A, Class A1LR, 2.10%, 7/15/2031 (a) (e)	21,836,000	21,552,241
Series 2019-36A, Class XR, 1.76%, 4/20/2032 (a) (e)	3,666,667	3,659,498
Series 2021-43A, Class X, 2.09%, 4/15/2034 (a) (e)	5,000,000	4,988,820
Voya CLO Ltd. (Cayman Islands) Series 2015-1A, Class A1R, 1.94%, 1/18/2029 ‡ (e)	13,004,627	12,856,504
Westlake Automobile Receivables Trust Series 2021-3A, Class A2, 0.57%, 9/16/2024 (a)	5,334,243	5,282,140
World Omni Select Auto Trust Series 2021-A, Class A2, 0.29%, 2/18/2025	17,001,328	16,902,820
Total Asset-Backed Securities (Cost $2,051,051,763)		2,027,958,516
Commercial Mortgage-Backed Securities — 2.0%
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class A, 1.77%, 12/18/2037 (a) (e)	8,017,292	7,920,146
Benchmark Mortgage Trust
Series 2018-B3, Class A2, 3.85%, 4/10/2051	3,942,523	3,939,887
Series 2018-B5, Class A2, 4.08%, 7/15/2051	5,000,000	5,002,308
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A, 1.57%, 9/15/2036 (a) (e)	13,404,255	12,762,717
Series 2020-VKNG, Class A, 1.80%, 10/15/2037 (a) (e)	32,890,361	32,029,858
Series 2021-SOAR, Class A, 1.55%, 6/15/2038 (a) (e)	23,686,305	22,723,274
Series 2022-LP2, Class A, 1.79%, 2/15/2039 (a) (e)	23,594,218	22,781,935
BX Trust
Series 2021-LBA, Class AJV, 1.68%, 2/15/2036 (a) (e)	39,712,098	37,712,840
Series 2022-IND, Class A, 2.29%, 4/15/2037 (a) (e)	22,000,000	21,533,263
BXMT Ltd. (Cayman Islands) Series 2020-FL3, Class A, 1.93%, 11/15/2037 (a) (e)	45,000,000	44,481,510
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class B, 4.34%, 10/10/2047 ‡ (e)	8,626,000	8,563,372
Series 2018-B2, Class A2, 3.79%, 3/10/2051	6,000,000	5,998,869
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 1.85%, 5/15/2036 (a) (e)	28,000,000	27,544,810
DBGS Mortgage Trust Series 2018-BIOD, Class A, 1.65%, 5/15/2035 (a) (e)	26,339,210	25,893,026
GS Mortgage Securities Corp. Trust Series 2021-RENT, Class A, 1.66%, 11/21/2035 (a) (e)	4,948,778	4,861,123
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	10,000,000	9,780,897
KNDL Mortgage Trust Series 2019-KNSQ, Class A, 1.67%, 5/15/2036 (a) (e)	5,600,000	5,492,629
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A3, 2.86%, 12/15/2048	6,492,441	6,465,222
Morgan Stanley Capital I Trust Series 2018-H3, Class A2, 4.00%, 7/15/2051	3,383,323	3,397,823
SREIT Trust Series 2021-MFP, Class A, 1.61%, 11/15/2038 (a) (e)	6,000,000	5,824,352
UBS Commercial Mortgage Trust
Series 2018-C8, Class A2, 3.71%, 2/15/2051	1,955,444	1,957,689
Series 2018-C11, Class A2, 3.99%, 6/15/2051	1,845,470	1,847,772
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 2.02%, 2/15/2040 (a) (e)	31,490,985	30,516,220
Series 2018-C46, Class A2, 4.06%, 8/15/2051	10,936,040	10,941,754
WFRBS Commercial Mortgage Trust
Series 2013-UBS1, Class AS, 4.31%, 3/15/2046 (e)	6,584,641	6,608,252
Series 2014-C22, Class AS, 4.07%, 9/15/2057 (e)	6,901,000	6,852,522
Total Commercial Mortgage-Backed Securities (Cost $385,121,627)		373,434,070

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — 0.1%
Svensk Exportkredit AB (SOFRINDX + 1.00%), 1.78%, 5/25/2023 (b)(Cost $28,626,153)	28,420,000	28,644,747
Short Term Investments — 37.0%
Certificates of Deposits — 10.3%
Bank of Montreal (Canada)
0.20%, 8/19/2022	47,336,000	47,216,530
0.40%, 11/18/2022	55,800,000	55,378,524
Bank of Nova Scotia (The) (Canada) (SOFR + 1.38), 1.36%, 3/24/2023 (b)	153,980,000	154,081,942
Barclays Bank plc (United Kingdom) , 2.37%, 3/30/2023	191,925,000	191,459,419
Credit Suisse AG (Switzerland) , 1.10%, 2/3/2023	100,098,000	99,178,674
DNB Bank ASA (Norway) , 1.10%, 9/7/2022	86,622,000	86,524,963
First Abu Dhabi Bank PJSC , 1.46%, 9/26/2022 (a)	74,940,000	74,871,277
HSBC Bank USA NA (SOFR + 1.41), 1.28%, 4/20/2023 (b)	119,515,000	119,461,350
Lloyds Bank Corporate Markets plc (United Kingdom) (SOFR + 1.47), 1.45%, 3/22/2023 (b)	70,740,000	70,823,348
Natixis SA (France)
0.62%, 1/4/2023	121,995,000	120,741,406
(SOFR + 1.40%), 1.38%, 3/24/2023 (b)	94,460,000	94,539,559
Nordea Bank Abp (Finland) (SOFR + 1.33), 1.31%, 12/23/2022 (b)	183,097,000	183,193,684
Shinhan Bank (South Korea) , 0.80%, 8/12/2022	42,500,000	42,452,358
Skandinaviska Enskilda Banken AB (Sweden) , 2.85%, 6/1/2023	155,975,000	155,974,654
Standard Chartered Bank (United Kingdom)
2.22%, 11/29/2022	2,700,000	2,700,000
2.82%, 5/26/2023	7,111,000	7,106,449
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.97%), 0.96%, 8/2/2022 (b)	23,400,000	23,395,051
(SOFR + 1.20%), 1.18%, 9/29/2022 (b)	34,914,000	34,920,788
2.70%, 4/25/2023	39,988,000	39,958,599
2.70%, 4/28/2023	46,823,000	46,784,401
Svenska Handelsbanken AB (Sweden) , 2.01%, 3/22/2023	171,141,000	170,374,557
Toronto-Dominion Bank (The) (Canada)
0.73%, 1/13/2023	75,150,000	74,411,832
2.90%, 6/1/2023	5,344,000	5,344,000
UBS AG (Switzerland) , 0.46%, 12/2/2022	40,092,000	39,908,196
Total Certificates of Deposit (Cost $1,945,652,431)		1,940,801,561
Commercial Paper — 12.8%
AT&T, Inc.
0.54%, 6/14/2022 (a) (f)	65,100,000	65,072,278
Banco del Estado de Chile (Chile)
0.25%, 8/8/2022 (a) (f)	40,000,000	39,891,517
Banco Santander SA (Spain)
1.56%, 10/3/2022 (a) (f)	25,588,000	25,435,538
Bank of Montreal (Canada)
0.67%, 1/5/2023 (f)	31,950,000	31,519,131
BAT International Finance plc (United Kingdom)
0.60%, 7/13/2022 (a) (f)	25,000,000	24,959,359
Charles Schwab Corp. (The)
0.70%, 8/9/2022 (a) (f)	67,609,000	67,440,334

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short Term Investments — continued
Commercial Paper — continued
Citigroup Global Markets, Inc.
2.81%, 5/17/2023 (a) (f)	63,509,000	61,798,734
Cooperatieve Rabobank UA (Netherlands)
1.01%, 9/2/2022 (f)	73,195,000	72,920,360
DNB Bank ASA (Norway)
1.36%, 9/21/2022 (a) (f)	161,920,000	161,119,508
Enbridge US, Inc.
1.96%, 9/14/2022 (a) (f)	49,907,000	49,637,791
Enel Finance America LLC
0.40%, 9/29/2022 (a) (f)	16,093,000	15,967,186
0.40%, 10/3/2022 (a) (f)	16,338,000	16,204,686
1.01%, 1/20/2023 (a) (f)	6,543,000	6,434,422
1.01%, 1/24/2023 (a) (f)	96,810,000	95,167,065
First Abu Dhabi Bank PJSC (United Arab Emirates)
0.25%, 6/29/2022 (a) (f)	169,935,000	169,803,173
HSBC USA, Inc.
0.29%, 8/1/2022 (a) (f)	1,000,000	997,694
0.84%, 1/6/2023 (a) (f)	14,000,000	13,791,843
ING US Funding LLC (Netherlands)
1.38%, 9/21/2022 (f)	177,850,000	176,919,395
International Flavors & Fragrances, Inc.
1.86%, 6/17/2022 (a) (f)	30,000,000	29,984,034
National Australia Bank Ltd. (Australia)
1.01%, 9/6/2022 (a) (f)	81,618,000	81,277,394
National Bank of Canada (Canada)
0.33%, 11/9/2022 (a) (f)	49,900,000	49,463,250
Royal Bank of Canada (Canada)
0.25%, 10/11/2022 (a) (f)	184,382,000	183,101,364
0.40%, 11/15/2022 (a) (f)	52,500,000	51,989,910
0.83%, 1/20/2023 (a) (f)	44,300,000	43,612,951
Skandinaviska Enskilda Banken AB (Sweden)
1.41%, 9/21/2022 (a) (f)	48,985,000	48,727,608
1.41%, 9/26/2022 (a) (f)	71,683,000	71,278,632
Societe Generale SA (France)
0.63%, 1/4/2023 (a) (f)	100,500,000	99,136,774
Standard Chartered Bank (United Kingdom)
0.27%, 10/14/2022 (a) (f)	67,223,000	66,791,533
Sumitomo Mitsui Banking Corp. (Japan)
1.26%, 9/8/2022 (a) (f)	88,758,000	88,402,229
Svenska Handelsbanken AB (Sweden)
0.40%, 8/12/2022 (a) (f)	75,826,000	75,648,256
0.81%, 1/18/2023 (a) (f)	86,648,000	85,343,023
TELUS Corp. (Canada)
1.46%, 8/8/2022 (a) (f)	50,000,000	49,855,484
1.71%, 9/13/2022 (a) (f)	31,219,000	31,063,933
Volvo Group Treasury US, Inc.
1.36%, 9/1/2022 (a) (f)	109,390,000	108,927,682

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short Term Investments — continued
Commercial Paper — continued
Westpac Securities NZ Ltd. (New Zealand)
0.25%, 10/7/2022 (a) (f)	82,043,000	81,556,745
0.52%, 11/25/2022 (a) (f)	79,320,000	78,528,554
Total Commercial Paper (Cost $2,428,245,726)		2,419,769,370
	SHARES
Investment Companies — 13.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (g) (h) (Cost $2,499,476,194)	2,499,476,194	2,499,476,194
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.80% (g) (h)	21,714,769	21,703,912
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (g) (h)	5,451,963	5,451,963
Total Investment of Cash Collateral from Securities Loaned (Cost $27,151,992)		27,155,875
	PRINCIPAL AMOUNT($)
Repurchase Agreements — 0.5%
Wells Fargo Securities LLC, 0.66%, dated 5/31/2022, due 6/21/2022, repurchase price $100,038,500, collateralized by Asset-Backed Securities, 0.00% - 8.94%, due 4/16/2025 - 8/25/2060, with the value of $110,365,017. (Cost $100,000,000)	100,000,000	100,000,000
Total Short Term Investments (Cost $7,000,526,343)		6,987,203,000
Total Investments — 102.4% (Cost $19,476,682,643)		19,312,063,552
Liabilities in Excess of Other Assets — (2.4)%		(452,121,654)
NET ASSETS — 100.0%		18,859,941,898

Percentages indicated are based on net assets.

Abbreviations
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(c)	The security or a portion of this security is on loan at May 31, 2022. The total value of securities on loan at May 31, 2022 is $26,446,912.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(f)	The rate shown is the effective yield as of May 31, 2022.

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2022.
Futures contracts outstanding as of May 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 2 Year Note	(2,929)	09/30/2022	USD	(618,270,712)	306,093

Abbreviations
USD	United States Dollar

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,996,291,076	$31,667,440	$2,027,958,516
Commercial Mortgage-Backed Securities	—	364,870,698	8,563,372	373,434,070
Corporate Bonds	—	9,894,823,219	—	9,894,823,219
Foreign Government Securities	—	28,644,747	—	28,644,747
Short-Term Investments
Certificates of Deposits	—	1,940,801,561	—	1,940,801,561
Commercial Paper	—	2,419,769,370	—	2,419,769,370
Investment Companies	2,499,476,194	—	—	2,499,476,194
Investment of Cash Collateral from Securities Loaned	27,155,875	—	—	27,155,875
Repurchase Agreements	—	100,000,000	—	100,000,000
Total Short-Term Investments	2,526,632,069	4,460,570,931	—	6,987,203,000
Total Investments in Securities	$2,526,632,069	$16,745,200,671	$40,230,812	$19,312,063,552
Appreciation in Other Financial Instruments
Futures Contracts	$306,093	$—	$—	$306,093
There were no significant transfers into or out of level 3 for the period ended May 31, 2022.
B.  Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.80% (a) (b)	$36,712,288	$33,000,000	$48,000,000	$(17,804)	$9,428	$21,703,912	21,714,769	$25,494	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (a) (b)	3,227,762,466	2,718,016,163	3,446,302,435	—	—	2,499,476,194	2,499,476,194	1,918,049	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (a) (b)	5,092,765	62,808,048	62,448,850	—	—	5,451,963	5,451,963	5,612	—
Total	$3,269,567,519	$2,813,824,211	$3,556,751,285	$(17,804)	$9,428	$2,526,632,069		$1,949,155	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.